8. RIGHT-OF-USE ASSET	12 Months Ended
Dec. 31, 2019
Notes
8. RIGHT-OF-USE ASSET

8.RIGHT-OF-USE ASSET

Office Lease
$
Cost
Balance, December 31, 2018	-
Recognized on adoption of IFRS 16	68,253
Additions	-
Balance, December 31, 2019	68,253

Accumulated Amortization
Balance, December 31, 2018	-
Amortization	68,253
Balance, December 31, 2019	68,253

Carrying value as at December 31, 2019 and 2018	-

Right-of-use asset comprised of the Company’s leased office space. During the year ended December 31, 2019, the Company determined it would terminate the remaining lease, and accordingly amortized 100% of the right-of-use asset to $Nil. Refer to Note 23 for further information.